Auditor fees (Tables)	12 Months Ended
Dec. 31, 2018
Auditor fees
Schedule of auditors remuneration for services provided

	2018	2017	2016
	(€ in thousands)
Audit fees	181	175	165
Audit-related fees	261	140	39
Tax fees	—	—	—
All other fees	—	—	—
	442	315	204